Summary of Significant Accounting Policies - Additional Information (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Accumulated depreciation and amortization	$ 1,182,322	$ 1,098,280
Property Under Capital Lease
Summary Of Significant Accounting Policies [Line Items]
Accumulated depreciation and amortization	$ 150,968	$ 133,022